18. Loans and financing (Details 2) - 12 months ended Dec. 31, 2019 - Gol Linhas Aereas S.A. ("GLA") [Member] R$ in Thousands, $ in Thousands	BRL (R$)	USD ($)
Disclosure of detailed information about borrowings [line items]
Principal amount | R$	R$ 510,648
USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $		$ 125,469
Import Financing On January 24, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction date	01/24/2019
Principal amount | R$	R$ 24,409
Interest rate (p.a.)	6.57%
Import Financing On January 24, 2019 [Member] | USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $		6,454
Import Financing On February 4, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction date	02/04/2019
Principal amount | R$	R$ 21,777
Interest rate (p.a.)	6.52%
Import Financing On February 4, 2019 [Member] | USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $		5,924
Import Financing On February 21, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction date	02/21/2019
Principal amount | R$	R$ 26,576
Interest rate (p.a.)	6.46%
Import Financing On February 21, 2019 [Member] | USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $		7,069
Import Financing On April 18, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction date	04/18/2019
Principal amount | R$	R$ 27,737
Interest rate (p.a.)	4.98%
Import Financing On April 18, 2019 [Member] | USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $		7,045
Import Financing On July 5, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction date	07/05/2019
Principal amount | R$	R$ 16,560
Interest rate (p.a.)	5.93%
Import Financing On July 5, 2019 [Member] | USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $		4,334
Import Financing On August 20, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction date	08/20/2019
Principal amount | R$	R$ 13,729
Interest rate (p.a.)	4.37%
Import Financing On August 20, 2019 [Member] | USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $		3,396
Import Financing On November, 19, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction date	11/19/2019
Principal amount | R$	R$ 30,466
Interest rate (p.a.)	4.46%
Import Financing On November, 19, 2019 [Member] | USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $		7,172
Import Financing On December, 18, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction date	12/18/2019
Principal amount | R$	R$ 2,980
Interest rate (p.a.)	5.74%
Import Financing On December, 18, 2019 [Member] | USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $		735
Import Financing [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount | R$	R$ 164,234
Import Financing [Member] | USD
Disclosure of detailed information about borrowings [line items]
Principal amount | $		$ 42,129